      As filed with the Securities and Exchange Commission on September 10, 1999


                                                      Registration Nos. 33-73404

                                                                        811-8236




                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         /X/

                         Pre-Effective Amendment No. ___                     / /


                         Post-Effective Amendment No. 24                     /X/


                                       and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      / /


                                Amendment No. 26                             /X/




                                 Northern Funds
               (Exact Name of Registrant as Specified in Charter)

                              207 E. Buffalo Street
                                    Suite 400
                           Milwaukee, Wisconsin 53202
                    (Address of Principal Executive Offices)

                         Registrant's Telephone Number:
                                 1-800-595-9111


                            Jeffrey A. Dalke, Esquire
                           Drinker Biddle & Reath LLP
                                One Logan Square
                            18th and Cherry Streets
                      Philadelphia, Pennsylvania 19103-6996
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective (check appropriate box)

         [ ] immediately upon filing pursuant to paragraph (b)


         [X] on September 17, 1999 pursuant to paragraph (b)


         [ ] 60 days after filing pursuant to paragraph (a)(1)

         [ ] on (date) pursuant to paragraph (a)(1)


         [ ] 75 days after filing pursuant to paragraph (a)(2)


         [ ] on (date) pursuant to paragraph (a)(2) of rule 485.


If appropriate, check the following box:


         [X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Being Registered:  Shares of beneficial interest

This Post-Effective Amendment is being filed solely to designate a new effective date for Post-Effective Amendment No. 23 ("PEA No. 23") to the Registrant's Registration Statement on Form N-1A filed on June 30, 1999. The Prospectus and Statement of Additional Information with respect to Registrant's Tax-Exempt Money Market Fund and Small Cap Growth Fund are incorporated herein by reference to PEA No. 23.

                                     PART C

                                OTHER INFORMATION


ITEM 23.                 EXHIBITS
                         --------

                  The following exhibits are incorporated herein by reference:

         (a)      (1)      Agreement and Declaration of Trust dated October 12,
                           1993 filed as Exhibit 1(a) to Post-Effective
                           Amendment No. 11 to Registrant's Registration
                           Statement on Form N-1A, filed on July 29, 1996 ("PEA
                           No. 11").

                  (2) Amendment No. 1 to Agreement and Declaration of Trust filed as Exhibit 1(b) to PEA No. 11.

                  (3) Amendment No. 2 to Agreement and Declaration of Trust filed as Exhibit 1(c) to PEA No. 11.

                  (4) Amendment No. 3 to Agreement and Declaration of Trust filed as Exhibit 1(d) to PEA No. 11.

                  (5) Amendment No. 4 to Agreement and Declaration of Trust filed as Exhibit 1(e) to PEA No. 11.

                  (6) Amendment No. 5 to Agreement and Declaration of Trust dated May 26, 1995 filed as Exhibit 1(f) to Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-1A, filed on June 12, 1996 ("PEA No. 9").

                  (7) Amendment No. 6 to Agreement and Declaration of Trust dated August 6, 1996 filed as Exhibit 1(g) to Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A, filed on October 30, 1996 ("PEA No. 12").

                  (8) Amendment No. 7 to Agreement and Declaration of Trust dated August 6, 1996 filed as Exhibit 1(h) to PEA No. 12.

                  (9) Amendment No. 8 to Agreement and Declaration of Trust dated February 12, 1996 filed as Exhibit 1(i) to Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A, filed on February 26, 1997 ("PEA No. 15").

                  (10) Amendment No. 9 to Agreement and Declaration of Trust dated February 12, 1997 filed as Exhibit 1(j) to Post-Effective Amendment No. 16 to

                           Registrant's Registration Statement on Form N-1A, filed on July 31, 1997 ("PEA No. 16").

                  (11) Amendment No. 10 to Agreement and Declaration of Trust dated November 18, 1997 filed as Exhibit 1(k) to Post-Effective Amendment No. 19 to Registrant's Registration Statement on Form N-1A, filed on March 20, 1998 ("PEA No. 19").

                  (12) Amendment No. 11 to Agreement and Declaration of Trust dated September 18, 1998 filed as Exhibit
                           (a)(12) to Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A, filed on May 28, 1999 ("PEA No. 22").

                  (13) Amendment No. 12 to Agreement and Declaration of Trust dated November 18, 1998 filed as Exhibit
                           (a)(13) to PEA No. 22.


                  (14) Form of Amendment No. 13 to Agreement and Declaration of Trust dated _________, 1999 filed as Exhibit
                           (a)(14) to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A, filed on June 30, 1999 ("PEA No. 23").


         (b)      (1)      By-Laws filed as Exhibit 2 to PEA No. 11.

                  (2) Amendment to the By-Laws dated August 4, 1994 filed as Exhibit 2(a) to PEA No. 11.

                  (3) Amendment No. 2 to the By-Laws dated May 22, 1997 filed as Exhibit 2(b) to PEA No. 16.

         (c)               None.

         (d)      (1)      Investment Advisory and Ancillary Services Agreement
                           between Registrant and The Northern Trust Company dated April 1, 1994 ("Investment Advisory Agreement") filed as Exhibit 5 to PEA No. 11.

                  (2) Addendum No. 1 to the Investment Advisory Agreement dated November 29, 1994 filed as Exhibit 5(a) to PEA No. 11.

                  (3) Addendum No. 2 to the Investment Advisory Agreement dated March 29, 1996 filed as Exhibit 5(b) to PEA No. 9.

                  (4) Addendum No. 3 to the Investment Advisory Agreement dated August 7, 1996 filed as Exhibit 5(c) to PEA No. 12.

                  (5) Addendum No. 4 to the Investment Advisory Agreement dated March 24, 1997 filed as Exhibit 5(d) to PEA No. 16.

                  (6) Addendum No. 5 to the Investment Advisory Agreement dated February 12, 1997 filed as Exhibit 5(e) to PEA No. 19.

                  (7) Addendum No. 6 to the Investment Advisory Agreement dated November 18, 1997 filed as Exhibit 5(f) to PEA No. 19.

                  (8) Assumption Agreement between The Northern Trust Company and Northern Trust Quantitative Advisors, Inc. dated April 1, 1998 filed as exhibit 5(g) to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A, filed on July 31, 1998 ("PEA No. 20").

                  (9) Addendum No. 7 to the Investment Advisory Agreement dated December 21, 1998 filed as Exhibit (d)(9) to PEA No. 22.


                  (10) Form of Addendum No. 8 to the Investment Advisory Agreement dated _________, 1999 filed as Exhibit
                           (d)(10) to PEA No. 23.



         (e)      (1)      Distribution Agreement between Registrant and
                           Northern Funds Distributors, LLC dated March 31, 1999 filed as Exhibit (e)(4) to PEA No. 22.



                  (2) Form of Amended and Restated Schedule A to the Distribution Agreement dated _________, 1999 filed as Exhibit (e)(2) to PEA No. 23.


         (f)               None.

         (g)      (1)      Custodian Agreement between Registrant and The
                           Northern Trust Company dated April 1, 1994
                           ("Custodian Agreement") filed as Exhibit 8(a) to PEA
                           No. 11.

                  (2) Addendum No. 1 to the Custodian Agreement dated November 29, 1994 filed as Exhibit 8(d) to PEA No. 11.

                  (3) Addendum No. 2 to the Custodian Agreement dated March 29, 1996 filed as Exhibit 8(f) to PEA No. 9.

                  (4) Foreign Custody Agreement between the Registrant and The Northern Trust Company dated April 1, 1994 filed as Exhibit 8(g) to PEA No. 11.

                  (5) Addendum No. 3 to the Custodian Agreement dated August 7, 1996 filed as Exhibit 8(i) to PEA No. 12.

                  (6) Addendum No. 4 to the Custodian Agreement dated August 7, 1996 filed as Exhibit 8(j) to PEA No. 12.


                  (7) Addendum No. 5 to the Custodian Agreement dated March 24, 1997 filed as Exhibit 8(n) to PEA No. 16.


                  (8) Addendum No. 6 to the Custodian Agreement dated February 12, 1997 filed as Exhibit 8(l) to PEA No. 19.

                  (9) Addendum No. 7 to the Custodian Agreement dated November 18, 1997 filed as Exhibit 8(o) to PEA No. 19.

                  (10) Addendum No. 1 to the Foreign Custody Agreement dated April 1, 1998 filed as Exhibit 8(p) to PEA No. 19.

                  (11) Foreign Custody Monitoring Agreement between the Registrant and The Northern Trust Company dated February 18, 1998 filed as exhibit 8(r) to PEA No. 20.

                  (12) Addendum No. 8 to the Custodian Agreement dated December 21, 1998 filed as Exhibit (g)(12) to PEA No. 22.


                  (13) Form of Addendum No. 9 to the Custodian Agreement dated _________, 1999 filed as Exhibit (g)(13) to PEA No. 23.


         (h)      (1)      Transfer Agency Agreement between Registrant and The
                           Northern Trust Company dated April 1, 1994 ("Transfer
                           Agency Agreement") filed as Exhibit 8(b) to PEA No.
                           11.

                  (2) Addendum No. 1 to the Transfer Agency Agreement dated November 29, 1994 filed as Exhibit 8(c) to PEA No. 11.

                  (3) Addendum No. 2 to the Transfer Agency Agreement dated March 29, 1996 filed as Exhibit 8(e) to PEA No. 9.

                  (4) Addendum No. 3 to the Transfer Agency Agreement dated August 7, 1996 filed as Exhibit 8(h) to PEA No. 12.

                  (5) Addendum No. 4 to the Transfer Agency Agreement dated March 24, 1997 filed as Exhibit 8(m) to PEA No. 16.

                  (6) Addendum No. 5 to the Transfer Agency Agreement dated February 12, 1997 filed as Exhibit 8(k) to PEA No. 19.

                  (7) Addendum No. 6 to the Transfer Agency Agreement dated November 18, 1997 filed as Exhibit 8(q) to PEA No. 19.

                  (8) Administration Agreement between Registrant and Sunstone Financial Group, Inc. dated April 1, 1994 ("Administration Agreement") filed as Exhibit 9(a) to PEA No. 11.

                  (9) Service Plan and Related Agreement filed as Exhibit 9(b) to PEA No. 9.

                  (10) Amended and Restated Schedule A to the Administration Agreement dated November 18, 1997 filed as Exhibit 9(c) to PEA No. 19.

                  (11) Addendum No. 7 to the Transfer Agency Agreement dated December 21, 1998 filed as Exhibit (h)(11) to PEA No. 22.

                  (12) Amended and Restated Schedule A to the Administration Agreement dated December 21, 1998 filed as Exhibit
                           (h)(12) to PEA No. 22.


                  (13) Form of Addendum No. 8 to the Transfer Agency Agreement dated _________, 1999 filed as Exhibit
                           (h)(13) to PEA No. 23.

                  (14) Form of Amended and Restated Schedule A to the Administration Agreement dated _________, 1999 filed as Exhibit (h)(14) to PEA No. 23.



         (i)               To be filed by Amendment.

         (j)      (1)      Consent of Drinker Biddle & Reath LLP filed as
                           Exhibit (j)(1) to PEA No. 23.

                  (2) Consent of Independent Public Accountants filed as Exhibit (j)(2) to PEA No. 23.


         (k)               None.

         (l)      (1)      Purchase Agreement between Registrant and The
                           Northern Trust Company dated March 31, 1994 filed as
                           Exhibit 13(a) to PEA No. 11.

                  (2) Purchase Agreement between Registrant and Miriam M. Allison dated March 14, 1994 filed as Exhibit 13(b) to PEA No. 11.

                  (3) Purchase Agreement between Registrant and Miriam M. Allison dated March 31, 1998 for shares of the Mid Cap Growth Fund filed as Exhibit (l)(3) to PEA No. 22.

                  (4) Purchase Agreement between Registrant and Miriam M. Allison dated December 31, 1998 for shares of the High Yield Fixed Income Fund filed as Exhibit (l)(4) to PEA No. 22.

                  (5) Purchase Agreement between Registrant and Miriam M. Allison dated December 31, 1998 for shares of the High Yield Municipal Fund filed as Exhibit (l)(5) to PEA No. 22.


                  (6) Form of Purchase Agreement between Registrant and Miriam M. Allison dated ___________, 1999 for shares of the Tax-Exempt Money Market Fund filed as Exhibit
                           (l)(6) to PEA No. 23.



                  (7) Form of Purchase Agreement between Registrant and Miriam M. Allison dated _______, 1999 for shares of the Small Cap Growth Fund filed as Exhibit (l)(7) to PEA No. 23.


         (m) Amended and Restated Distribution and Service Plan, adopted April 11, 1994, as revised May 20, 1999, and Related Agreement filed as Exhibit (m) to PEA No. 22.

         (n)               None

         (o)               None.

ITEM 24.          PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

                  Registrant is controlled by its Board of Trustees.

ITEM 25.          INDEMNIFICATION

                  Section 7 of the Investment Advisory and Ancillary Services Agreement between the Registrant and The Northern Trust Company ("Northern") provides for indemnification of Northern or, in lieu thereof, contribution by Registrant, in connection with certain claims and liabilities to which Northern, in its capacity as Registrant's Adviser, may be subject. A copy of the Investment Advisory and Ancillary Services Agreement is incorporated by reference herein as Exhibit (d)(1).

                  Section 5 of the Administration Agreement between the Registrant and Sunstone Financial Group, Inc. ("Sunstone") provides for indemnification of Sunstone in connection with certain claims and liabilities to which Sunstone, in its capacity as Registrant's Administrator, may be subject. A copy of the Administration Agreement is incorporated by reference herein as Exhibit (h)(8).

                  Section 2.8(a) of the Distribution Agreement between the Registrant and Northern Funds Distributors, LLC provides for indemnification of Northern Funds Distributors, LLC, an affiliate of Sunstone, in connection with certain claims and liabilities to which Northern Funds Distributors, LLC, in its capacity as Registrant's Distributor, may be subject. A copy of the Distribution Agreement is filed herewith as Exhibit (e)(1).

                  In addition, Section 6.3 of Registrant's Agreement and Declaration of Trust, a copy of which is incorporated by reference herein as Exhibit (a)(1), provides for indemnification of shareholders as follows:

                  6.3 Indemnification of Shareholders. No Shareholder shall be subject to any personal liability whatsoever to any person in connection with property of the Trust or the acts, obligations or affairs of the Trust or any Series thereof. The Trust shall indemnify and hold each Shareholder harmless from and against all claims and liabilities, to which such Shareholder may become subject by reason of his being or having been a Shareholder, and shall reimburse such Shareholder or former Shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of a corporation or other entity, its corporate or other general successor) out of the property of the Trust for all legal and other expenses reasonably incurred by him in connection with any such claim or liability. The indemnification and reimbursement required by the preceding sentence shall be made only out of assets of the one or more Series whose Shares were held by said Shareholder at the time the act or event occurred which gave rise to the claim against or liability of said Shareholder. The rights accruing to a Shareholder under this Section shall not impair any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust or any Series thereof to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided herein.

                  Section 6.4 of Registrant's Agreement and Declaration of Trust, a copy of which is incorporated by reference herein as Exhibit (a)(1), provides for indemnification of Trustees and officers, as follows:

                  6.4 Indemnification of Trustees, Officers, etc. The Trust shall indemnify each of its Trustees and officers and persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office (such willful misfeasance, bad faith, gross negligence or reckless disregard being referred to herein as "Disabling Conduct"). Expenses, including accountants' and counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time by the Trust in advance of the final disposition of any such action, suit or proceeding upon receipt of (a) an undertaking by or on behalf of such Covered Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article VI and either
                  (b) such Covered Person provides security for such undertaking, (c) the Trust is insured against losses arising by reason of such payment, or (d) a majority of a quorum of disinterested, non-party Trustees, or independent legal counsel in a written opinion, determines, based on a review of readily available facts, that there is reason to believe that such Covered Person ultimately will be found entitled to indemnification.

                  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26.          BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER


                  The Northern Trust Company, Registrant's investment adviser, is a full service commercial bank and also provides a full range of trust and fiduciary services. Set forth below is a list of all of the directors, senior officers and those officers primarily responsible for Registrant's affairs of The Northern Trust Company and, with respect to each such person, the name and business address of the company (if any) with which such person has been connected at any time within the last two fiscal years, as well as the capacity in which such person was connected.

                                                                                                   NAME AND PRINCIPAL
NAME AND POSITION                           BUSINESS ADDRESS                                       CONNECTION WITH
WITH INVESTMENT ADVISER                     OF OTHER COMPANY                                       OTHER COMPANY
-----------------------                     ----------------                                       -------------
Gregg D. Behrens
  Executive Vice President                  None

J. David Brock
  Executive Vice President                  None

Duane L. Burnham                            Northern Trust Corporation                             Director
  Director                                  50 South LaSalle Street
                                            Chicago, IL  60675

                                            Abbott Laboratories                                    Chairman of the
                                            150 Field Drive                                        Board
                                            Suite 160
                                            Lake Forest, IL 60045

                                            Sara Lee Corp.                                         Director
                                            Three First National Plaza
                                            Chicago, IL  60602

Dr. Dolores E. Cross                        Northern Trust Corporation                             Director
  Director                                  50 South LaSalle Street
                                            Chicago, IL  60675

                                            Morris Brown College                                   President (6/99)
                                            Administration Building, 2nd Floor                     President -
                                            643 Martin Luther King Jr. Drive                       Elect (10/98)
                                            Atlanta, GA  30314

                                            Chicago State University                               Former President
                                            95th Street at King Drive
                                            Chicago, IL 60643

                                            General Electric Company                               Former President
                                            3135 Easton Turnpike                                   GE Fund
                                            Fairfield, CT 06432

                                            The Graduate School and University Center              GE Fund
                                            The City University of New York                        Distinguished
                                            33 W. 42nd Street, Room 1400 N                         Professor of
                                            New York, NY  10036                                    Leadership and
                                                                                                   Diversity

Susan Crown                                 Northern Trust Corporation                             Director
  Director                                  50 South LaSalle Street
                                            Chicago, IL  60675

                                                                                                   NAME AND PRINCIPAL
NAME AND POSITION                           BUSINESS ADDRESS                                       CONNECTION WITH
WITH INVESTMENT ADVISER                     OF OTHER COMPANY                                       OTHER COMPANY
-----------------------                     ----------------                                       -------------
Susan Crown                                 Henry Crown & Co.                                      Vice President
  (continued)                               222 North LaSalle Street
                                            Suite 2000
                                            Chicago, IL 60601

                                            Baxter International                                   Director
                                            One Baxter Parkway
                                            Deerfield, IL  60015

                                            Illinois Tool Works                                    Director
                                            3600 West Lake Ave
                                            Glenview, IL  60025-5811

John R. Goodwin                             NTQA                                                   Director, Managing
  Senior Vice President                     50 South LaSalle Street                                Director, Chief
                                            Chicago, IL  60675                                     Investment Officer

Robert S. Hamada                            Northern Trust Corporation                             Director
  Director                                  50 South LaSalle Street
                                            Chicago, IL  60675

                                            The University of Chicago                              Dean and Edward
                                            Graduate School of Business                            Eagle Brown
                                            1101 East 58th Street                                  Distinguished
                                            Chicago, IL  60637                                     Service Professor of
                                                                                                   Finance

                                            A.M. Castle & Co.                                      Director
                                            3400 North Wolf Road
                                            Franklin Park, IL  60131


                                            Chicago Board of Trade                                 Director
                                            141 West Jackson Boulevard
                                            Chicago, IL  60604

                                                                                                   NAME AND PRINCIPAL
NAME AND POSITION                           BUSINESS ADDRESS                                       CONNECTION WITH
WITH INVESTMENT ADVISER                     OF OTHER COMPANY                                       OTHER COMPANY
-----------------------                     ----------------                                       -------------
Barry G. Hastings                           Northern Trust Corporation                             President and Chief
  President and Chief                       50 South LaSalle Street                                  Operating Officer
  Operating Officer                         Chicago, IL  60675                                       and Director
  and Director
                                            Northern Trust of California                           Director
                                              Corporation
                                            355 South Grand Avenue
                                            Los Angeles, CA  90017

                                            Northern Trust of Florida                              Vice Chairman of the
                                            Corporation                                            Board and Director
                                            700 Brickell Avenue
                                            Miami, FL  33131

                                            Nortrust Realty Management, Inc.                       Director
                                            50 South LaSalle Street
                                            Chicago, IL  60675

Robert A. Helman                            Northern Trust Corporation                             Director
  Director                                  50 South LaSalle Street
                                            Chicago, IL  60675

                                            Mayer, Brown & Platt                                   Partner
                                            190 South LaSalle Street, 38th Fl.
                                            Chicago, IL 60603

                                            Zenith Electronics                                     Director
                                            1000 Milwaukee Ave.
                                            Glenview, IL  60025

                                            Brambles USA, Inc.                                     Director
                                            400 North Michigan Avenue
                                            Chicago, IL  60611

                                            Chicago Stock Exchange                                 Governor
                                            One Financial Plaza
                                            440 South LaSalle Street
                                            Chicago, IL  60605


                                            Dreyer's Grand Ice Cream, Inc.                         Director
                                            5929 College Ave.
                                            Oakland, CA  94618

                                                                                                   NAME AND PRINCIPAL
NAME AND POSITION                           BUSINESS ADDRESS                                       CONNECTION WITH
WITH INVESTMENT ADVISER                     OF OTHER COMPANY                                       OTHER COMPANY
-----------------------                     ----------------                                       -------------
Arthur L. Kelly                             Northern Trust Corporation                             Director
  Director                                  50 South LaSalle Street
                                            Chicago, IL  60675

                                            KEL Enterprises L.P.                                   Managing Partner
                                            Two First National Plaza
                                            20 S. Clark St., Suite 2222
                                            Chicago, IL  60603

                                            Bayerische Motoren Werke (BMW) A.G.                    Director
                                            BMW Haus
                                            Petuelring 130
                                            Postfach 40 02 40
                                            D-8000
                                            Munich 40 Germany

                                            Nalco Chemical Company                                 Director
                                            One Nalco Center
                                            Naperville, IL 60563-1198

                                            Snap-on Incorporated                                   Director
                                            2801 80th Street
                                            Kenosha, WI  53140

                                            A.G Deere & Company                                    Director
                                            John Deere Road
                                            Moline, IL  61265

                                            Thyssen Industries AG
                                            Am Thyssenhaus 1
                                            45128 Essen
                                            Germany

Frederick A. Krehbiel                       Northern Trust Corporation                             Director
  Director                                  50 South LaSalle Street
                                            Chicago, IL  60675

                                            Molex Incorporated                                     Chairman, CEO and
                                            2222 Wellington Court                                  Director
                                            Lisle, IL  60532-1682

                                                                                                   NAME AND PRINCIPAL
NAME AND POSITION                           BUSINESS ADDRESS                                       CONNECTION WITH
WITH INVESTMENT ADVISER                     OF OTHER COMPANY                                       OTHER COMPANY
-----------------------                     ----------------                                       -------------
Frederick A. Krehbiel                       Nalco Chemical Company                                 Director
  (continued)                               One Nalco Center
                                            Naperville, IL  60563-1198

                                            Tellabs, Inc.                                          Director
                                            4951 Indiana Avenue
                                            Lisle, IL  60532

                                            Devry, Inc.                                            Director
                                            One Tower Lane
                                            Suite 1000
                                            Oak Brook Terrace, IL  60181

John V.N. McClure                           None
  Executive Vice President

James J. Mitchell, III                      The Northern Trust Company                             Director
  Executive Vice President                  of New York
                                            40 Broad Street
                                            8th Floor
                                            New York, NY  10004

William G. Mitchell                         Northern Trust Corporation                             Director
  Director                                  50 South LaSalle Street
                                            Chicago, IL  60675

                                            Peoples Energy Corporation                             Director
                                            122 South Michigan Avenue
                                            Chicago, IL  60603

                                            The Sherwin-Williams Company                           Director
                                            101 Prospect Avenue, N.W.
                                            Cleveland, OH  44115-1075

Edward J. Mooney                            Northern Trust Corporation                             Director
  Director                                  50 South LaSalle Street
                                            Chicago, IL  60675

                                            Nalco Chemical Company                                 Chairman, Chief
                                            One Nalco Center                                       Executive Officer,
                                            Naperville, IL 60563-1198                              President and
                                                                                                   Director

                                                                                                   NAME AND PRINCIPAL
NAME AND POSITION                           BUSINESS ADDRESS                                       CONNECTION WITH
WITH INVESTMENT ADVISER                     OF OTHER COMPANY                                       OTHER COMPANY
-----------------------                     ----------------                                       -------------
Edward J. Mooney                            Morton International, Inc.                             Director
  (continued)                               100 North Riverside Plaza
                                            Chicago, IL  60606

                                            FMC Corp.                                              Director
                                            200 E. Randolph Drive
                                            Chicago IL  60601

J. Terrance Murray                          None
  Executive Vice President

William A. Osborn                           Northern Trust Corporation                             Director
  Chairman and Chief                        50 South LaSalle Street
  Executive Officer                         Chicago, IL  60675

                                            Nortrust Realty Management, Inc.                       Director
                                            50 South LaSalle Street
                                            Chicago, IL  60675

                                            Northern Futures Corporation                           Director
                                            50 South LaSalle Street
                                            Chicago, IL  60675

Sheila A. Penrose                           Northern Trust Global                                  Director
  President -                               Advisors, Inc.
  Corporate and Institutional               29 Federal Street
  Services and Executive                    Stamford, CT 06901
  Vice President
                                            Northern Trust Retirement                              Manager
                                             Consulting, L.L.C.
                                            400 Perimeter Center Terrace
                                            Suite 850
                                            Atlanta, GA  30346

                                            Nalco Chemical Company                                 Director
                                            One Nalco Center
                                            Naperville, IL  60563-1198

                                            NTQA                                                   Director
                                            50 South LaSalle Street
                                            Chicago, IL  60675

                                                                                                   NAME AND PRINCIPAL
NAME AND POSITION                           BUSINESS ADDRESS                                       CONNECTION WITH
WITH INVESTMENT ADVISER                     OF OTHER COMPANY                                       OTHER COMPANY
-----------------------                     ----------------                                       -------------
Perry R. Pero                               Northern Futures Corporation                           Director
  Senior Executive Vice                     50 South LaSalle Street
  President and Chief                       Chicago, IL  60675
  Financial Officer

                                            Northern Investment Corporation                        President and,
                                            50 South LaSalle Street                                  Director
                                            Chicago IL  60675

                                            Northern Trust Global                                  Director
                                            Advisors, Inc.
                                            29 Federal Street
                                            Stamford, CT 06901

                                            Northern Trust Securities, Inc.                        Director
                                            50 South LaSalle Street
                                            Chicago, IL  60675

                                            Nortrust Realty Management, Inc.                       Director
                                            50 South LaSalle Street
                                            Chicago, IL 60675

                                            NTQA                                                   Director
                                            50 South LaSalle Street
                                            Chicago, IL  60675

Stephen N. Potter                           NTQA                                                   Director, Managing
  Senior Vice President                     50 South LaSalle Street                                  Director
                                            Chicago, IL  60675

Peter L. Rossiter                           None
  Executive Vice President
  and General Counsel

Lee Selander                                Northern Trust Retirement                              Manager
  Executive Vice President                   Consulting, L.L.C.
                                            400 Perimeter Center Terrace
                                            Suite 850
                                            Atlanta, GA  30346

Jean Sheridan                               None
  Executive Vice President

                                                                                                   NAME AND PRINCIPAL
NAME AND POSITION                           BUSINESS ADDRESS                                       CONNECTION WITH
WITH INVESTMENT ADVISER                     OF OTHER COMPANY                                       OTHER COMPANY
-----------------------                     ----------------                                       -------------
Harold B. Smith                             Northern Trust Corporation                             Director
  Director                                  50 South LaSalle Street
                                            Chicago, IL  60675

                                            Illinois Tool Works Inc.                               Chairman of the
                                            3600 West Lake Avenue                                   Executive Committee
                                            Glenview, IL  60025-5811                                and Director

                                            W. W. Grainger, Inc.                                   Director
                                            5500 West Howard Street
                                            Skokie, IL  60077

                                            Northwestern Mutual Life                               Trustee
                                            Insurance Co.
                                            720 East Wisconsin Avenue
                                            Milwaukee, WI  53202

William D. Smithburg                        Northern Trust Corporation                             Director
  Chairman                                  50 South LaSalle Street
  Director                                  Chicago, IL  60675

                                            The Quaker Oats Company                                Retired
                                            321 North Clark Street                                 Chairman,
                                            Chicago, IL  60610                                     President and Chief
                                                                                                   Executive Officer

                                            Abbott Laboratories                                    Director
                                            One Abbott Park Road
                                            Abbott Park, IL  60064-3500

                                            Corning Incorporated                                   Director
                                            Corning, NY  14831

                                            Prime Capital Corporation                              Director
                                            10275 W. Higgins Road
                                            Suite 200
                                            Rosemont, IL  60018

                                                                                                   NAME AND PRINCIPAL
NAME AND POSITION                           BUSINESS ADDRESS                                       CONNECTION WITH
WITH INVESTMENT ADVISER                     OF OTHER COMPANY                                       OTHER COMPANY
-----------------------                     ----------------                                       -------------
James M. Snyder                             NTQA                                                   Chairman, CEO and
  Executive Vice President                  50 South LaSalle Street                                 Director
                                            Chicago, IL  60675

                                            Northern Trust Global Advisors, Inc.                   Director
                                            29 Federal Street
                                            Stamford, CT  06901


Mark Stevens                                None
  Executive Vice President


Bide L. Thomas                              Northern Trust Corporation                             Director
  Director                                  50 South LaSalle Street
                                            Chicago, IL  60675

                                            R. R. Donnelley & Sons Company                         Director
                                            77 West Wacker Drive
                                            Chicago, IL  60601

                                            MYR Group Inc.                                         Director
                                            *(formerly L.E. Myers Company)
                                            2550 West Golf Road
                                            Rolling Meadows, IL  60008
                                            * Name change

Stephen B. Timbers                          Northern Trust Global                                  Director
  President- Northern Trust                 Advisors, Inc.
  Global Investments and                    29 Federal Street
  Executive Vice President                  Stamford, CT  06901

                                            LTV Steel Co.                                          Director
                                            200 Public Square
                                            Cleveland, OH  44114-2308

                                            Zurich-Kemper Investments                              Former
                                            222 S. Riverside Plaza                                 President and
                                            Chicago, IL  60606                                     Chief Executive Officer
                                                                                                   (January 1996 -
                                                                                                   December 1997)

                                                                                                   NAME AND PRINCIPAL
NAME AND POSITION                           BUSINESS ADDRESS                                       CONNECTION WITH
WITH INVESTMENT ADVISER                     OF OTHER COMPANY                                       OTHER COMPANY
-----------------------                     ----------------                                       -------------
Stephen B. Timbers                          NTQA                                                   Director
  (continued)                               50 S. LaSalle Street
                                            Chicago, IL  60675

William S. Trukenbrod                       None
  Executive Vice President


Frederick Waddell                           None
  Executive Vice President

Jeffrey H. Wessel                           NTQA                                                   President,
  Executive Vice President                  50 South LaSalle Street                                Director
                                            Chicago, IL  60675

                                            Northern Trust Retirement                              Manager
                                             Consulting, L.L.C.
                                            400 Perimeter Center Terrace
                                            Suite 850
                                            Atlanta, GA  30346

                                            Northern Trust Global Advisors, Inc                    Director
                                            29 Federal Street
                                            Stamford, CT  06901

         ITEM 27.          PRINCIPAL UNDERWRITER

                           (a)      None.

                           (b) To the best of Registrant's knowledge, the executive officers of Northern Funds Distributors, LLC, distributor for Registrant, are as follows:

                                            POSITIONS AND
                                            OFFICES WITH                                         POSITIONS AND
NAME AND PRINCIPAL                          NORTHERN FUNDS                                       OFFICES WITH
BUSINESS ADDRESS                            DISTRIBUTORS, LLC                                    REGISTRANT
----------------                            -----------------                                    ----------
Miriam M. Allison                           President                                            Vice President
207 E. Buffalo Street                                                                            and Treasurer
Suite 400
Milwaukee, WI  53202

                                            POSITIONS AND
                                            OFFICES WITH                                         POSITIONS AND
NAME AND PRINCIPAL                          NORTHERN FUNDS                                       OFFICES WITH
BUSINESS ADDRESS                            DISTRIBUTORS, LLC                                    REGISTRANT
----------------                            -----------------                                    ----------
Peter Hammond                               Secretary                                            None
207 E. Buffalo Street
Suite 400
Milwaukee, WI  53202

Christine Mortensen                         Treasurer                                            None
207 E. Buffalo Street
Suite 400
Milwaukee, WI  53202

Terry Ladwig                                Vice President                                       None
207 E. Buffalo Street
Suite 400
Milwaukee, WI  53202


                  (c)      None

ITEM 28.          LOCATION OF ACCOUNTS AND RECORDS


                  The Agreement and Declaration of Trust, By-laws and minute books of the Registrant are in the physical possession of Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, Pennsylvania 19103. Records relating to Sunstone Financial Group, Inc.'s functions as administrator, and Northern Funds Distributors, LLC's functions as distributor, for the Registrant are located at 207 E. Buffalo Street, Suite 400, Milwaukee, Wisconsin 53202. All other accounts, books and other documents required to be maintained under Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the physical possession of The Northern Trust Company, 50 S. LaSalle Street, Chicago, Illinois 60675 or 801 S. Canal Street, Chicago, Illinois 60607 (relating to transfer agent).



ITEM 29.          MANAGEMENT SERVICES

                           Not Applicable.


ITEM 30.          UNDERTAKINGS

                           Not Applicable.

                                   SIGNATURES


                  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 24 to its Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 24 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Philadelphia and State of Pennsylvania on the 10th day of September, 1999.


                                   NORTHERN FUNDS



                                   By: /s/Jeffrey A. Dalke
                                       --------------------
                                          Jeffrey A. Dalke
                                          Secretary




                  Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 24 to Registrant's Registration Statement has been signed below by the following persons in the capacities and on the date indicated.



                Name                  Title                                  Date
                ----                  -----                                  ----
/*/ Silas S. Cathcart*                Trustee and President            September 10, 1999
---------------------------           (Chief Executive Officer)
    Silas S. Cathcart

/*/ Miriam M. Allison*                Treasurer                        September 10, 1999
---------------------------           (Chief Financial
    Miriam M. Allison                 and Accounting Officer)

/*/ James W. Cozad*                   Trustee                          September 10, 1999
---------------------------
    James W. Cozad

/*/ Wesley M. Dixon, Jr.*             Trustee                          September 10, 1999
---------------------------
    Wesley M. Dixon, Jr.

/*/ William J. Dolan*                 Trustee                          September 10, 1999
---------------------------
    William J. Dolan, Jr.

/*/ Raymond E. George, Jr.*           Trustee                          September 10, 1999
---------------------------
    Raymond E. George, Jr.

/*/ Michael E. Murphy*                Trustee                          September 10, 1999
---------------------------
    Michael E. Murphy

/*/ Mary Jacobs Skinner*              Trustee                          September 10, 1999
---------------------------
    Mary Jacobs Skinner

*By: /s/ Jeffrey A. Dalke                                              September 10, 1999
     ----------------------
         Jeffrey A. Dalke
         Attorney-in-fact

                                 NORTHERN FUNDS

                        (A Massachusetts Business Trust)

                            CERTIFICATE OF SECRETARY


                  The foregoing resolution was duly adopted by the Board of Trustees of Northern Funds at a Meeting of the Board of Trustees held on May 20, 1999, and remains in effect on the date hereof:

                  RESOLVED, that the trustees and officers of Northern Funds who may be required to execute any amendment to the Registration Statement of Northern Funds be, and each of them hereby is, authorized to execute a Power of Attorney appointing Jeffrey A. Dalke and Miriam M. Allison, or either of them, their true and lawful attorney or attorneys, to execute in their name, place and stead, in their capacity as trustee or officer, or both, of Northern Funds, any and all amendments to said Registration Statement, and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and either of said attorneys shall have full power and authority to do in the name and on behalf of said trustees and officers, or any or all of them, in any and all capacities, every act whatsoever requisite or necessary to be done in the premises, as fully and to all intents and purposes as each of said trustees or officers, or any or all of them, might or could do in person, said acts of said attorneys, or either of them, being hereby ratified and approved;


                  IN WITNESS WHEREOF, I have hereunto set my hand this 10th day of September, 1999.




                                        /s/Jeffrey A. Dalke
                                        -------------------
                                           Jeffrey A. Dalke
                                           Secretary

                                 NORTHERN FUNDS



                                POWER OF ATTORNEY



                  Know All Men by These Presents, that the undersigned, Silas S. Cathcart, hereby constitutes and appoints Jeffrey A. Dalke and Miriam M. Allison and either of them, his true and lawful attorney, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of the Trust, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and each of said attorneys shall have full power of substitution and resubstitution; and each of said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, said acts of each of the said attorneys being hereby ratified and approved.




DATED:  October 13, 1993



/s/ Silas S. Cathcart
---------------------
    Silas S. Cathcart

                                 NORTHERN FUNDS



                                POWER OF ATTORNEY



                  Know All Men by These Presents, that the undersigned, Miriam
M. Allison, hereby constitutes and appoints Jeffrey A. Dalke her true and lawful attorney, to execute in her name, place, and stead, in her capacity as officer of the Trust, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and said attorney shall have full power of substitution and resubstitution; and said attorney shall have full power and authority to do and perform in her name and on her behalf, in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as she might or could do in person, said acts of said attorney being hereby ratified and approved.




DATED:  March 7, 1994



/s/ Miriam A. Allison
---------------------
    Miriam A. Allison

                                 NORTHERN FUNDS



                                POWER OF ATTORNEY



                  Know All Men by These Presents, that the undersigned, James W. Cozad, hereby constitutes and appoints Jeffrey A. Dalke and Miriam M. Allison and either of them, his true and lawful attorney, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of the Trust, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and each of said attorneys shall have full power of substitution and resubstitution; and each of said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, said acts of each of the said attorneys being hereby ratified and approved.




DATED:  October 13, 1993



/s/ James W. Cozad
------------------
    James W. Cozad

                                 NORTHERN FUNDS



                                POWER OF ATTORNEY



                  Know All Men by These Presents, that the undersigned, Wesley
M. Dixon, Jr., hereby constitutes and appoints Jeffrey A. Dalke and Miriam M. Allison and either of them, his true and lawful attorney, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of the Trust, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and each of said attorneys shall have full power of substitution and resubstitution; and each of said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, said acts of each of the said attorneys being hereby ratified and approved.




DATED:  February 24, 1994



/s/ Wesley M. Dixon, Jr.
------------------------
    Wesley M. Dixon, Jr.

                                 NORTHERN FUNDS



                                POWER OF ATTORNEY



                  Know All Men by These Presents, that the undersigned, William
J. Dolan, Jr., hereby constitutes and appoints Jeffrey A. Dalke and Miriam M. Allison and either of them, his true and lawful attorney, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of the Trust, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and each of said attorneys shall have full power of substitution and resubstitution; and each of said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, said acts of each of the said attorneys being hereby ratified and approved.




DATED:  February 28, 1994



/s/ William J. Dolan, Jr.
-------------------------
    William J. Dolan, Jr.

                                 NORTHERN FUNDS



                                POWER OF ATTORNEY



                  Know All Men by These Presents, that the undersigned, Raymond
E. George, Jr., hereby constitutes and appoints Jeffrey A. Dalke and Miriam M. Allison and either of them, his true and lawful attorney, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of the Trust, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and each of said attorneys shall have full power of substitution and resubstitution; and each of said attorneys shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, said acts of each of the said attorneys being hereby ratified and approved.




DATED:  February 23, 1994



/s/ Raymond E. George, Jr.
--------------------------
    Raymond E. George, Jr.

                                 NORTHERN FUNDS



                                POWER OF ATTORNEY




                  Know All Men by These Presents, that the undersigned, Michael
E. Murphy, hereby constitutes and appoints Jeffrey A. Dalke and Miriam M. Allison and either of them, his true and lawful attorney, to execute in his name, place, and stead, in his capacity as Trustee or officer, or both, of the Trust, the Registration Statement and any amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and each of said attorneys shall have full power of substitution and resubstitution; and each of said attorney shall have full power and authority to do and perform in his name and on his behalf, in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, said acts of said attorney being hereby ratified and approved.




DATED:  May 21, 1998



/s/ Michael E. Murphy
---------------------
    Michael E. Murphy

                                 NORTHERN FUNDS



                                POWER OF ATTORNEY




                  Know All Men by These Presents, that the undersigned, Mary Jacobs Skinner, hereby constitutes and appoints Jeffrey A. Dalke and Miriam M. Allison and either of them, her true and lawful attorney, to execute in her name, place, and stead, in her capacity as Trustee or officer, or both, of Northern Funds (the "Trust"), the Registration Statement of the Trust and all amendments thereto and all instruments necessary or incidental in connection therewith, and to file the same with the Securities and Exchange Commission; and each of said attorneys shall have full power of substitution and resubstitution; and each of said attorney shall have full power and authority to do and perform in her name and on her behalf, in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as she might or could do in person, said acts of said attorney being hereby ratified and approved.




DATED:  September 18, 1998



/s/ Mary Jacobs Skinner
-----------------------
    Mary Jacobs Skinner